As filed with the Securities and Exchange Commission on October 12, 2012

1933 Act File No. 333-182177

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No. [  ]    ☒ Post-Effective Amendment No. 2

(Check appropriate box or boxes)

Touchstone Strategic Trust

(Exact Name of Registrant as Specified in Charter)

513-878-4066

(Area Code and Telephone Number)

303 Broadway, Suite 1100

Cincinnati, OH 45202

(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Jill T. McGruder

303 Broadway, Suite 900

Cincinnati, OH 45202

(Name and Address of Agent for Service)

Copies to:

John Ford, Esq.

Pepper Hamilton LLP

Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103

215-981-4009

It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

This post-effective amendment no. 2 is being filed solely for the purpose of filing exhibits to the registration statement on Form N-14 (File No. 333-182177), filed with the Commission on June 15, 2012 (the “Registration Statement”).  This post-effective amendment no. 2 incorporates by reference Parts A and B contained in post-effective amendment no. 1 to the Registration Statement, filed with the Commission on July 25, 2012 and the supplements filed pursuant to Rule 497 under the Securities Act of 1933, as amended, filed with the Commission on August 9, 2012 and August 17, 2012.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

(a) Article VI of the Registrant’s Restated Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc.

The Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (“disabling conduct”). Anything herein contained to the contrary notwithstanding, no Covered Person shall be indemnified for any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject unless (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the Covered Person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination is made, based upon a review of the facts, that the Covered Person was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of Trustees who are neither “interested persons” of the Company as defined in the Investment Company Act of 1940 nor parties to the proceeding “disinterested, non-party Trustees”), or (b) an independent legal counsel in a written opinion.

Section 6.5 Advances of Expenses.

The Trust shall advance attorneys’ fees or other expenses incurred by a Covered Person in defending a proceeding, upon the undertaking by or on behalf of the Covered Person to repay the advance unless it is ultimately determined that such Covered Person is entitled to indemnification, so long as one of the following conditions is met: (i) the Covered Person shall provide security for his undertaking, (ii) the Trust shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested non-party Trustees of the Trust, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

Section 6.6 Indemnification Not Exclusive, etc.

The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person’s heirs, executors and administrators, an “interested Covered Person” is one against whom the action, suit or other proceeding in question or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened, and a “disinterested” person is a person against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending or threatened. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

(b) The Registrant maintains a mutual fund and investment advisory professional and directors and officer’s liability policy. The policy provides coverage to the Registrant, its trustees and officers and includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty. The Registrant may not pay for insurance that protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

The Advisory Agreement and the Subadvisory Agreements provide that Touchstone Advisors, Inc. (or a Subadvisor) shall not be liable for any act or omission in the course of rendering services, absent willful misfeasance, bad faith or gross negligence or reckless disregard by Touchstone (or a Subadvisor) of its obligations under the Agreement.

ITEM 16. EXHIBITS

(1) CHARTER OF THE REGISTRANT

(a)

Restated Agreement and Declaration of Trust dated May 19, 1993 and Amendment No. 1 dated May 24, 1994, Amendment No. 2 dated February 28, 1997 and Amendment No. 3 dated August 11, 1997, are herein incorporated by reference to Exhibit (b)(1) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on July 31, 1998.

(b)

Amendment No. 4 to Restated Agreement and Declaration of Trust dated February 12, 1998 and Amendments to Restated Agreement and Declaration of Trust dated March 16, 2000 and April 6, 2000 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A (File No. 002-80859), filed with the SEC on August 1, 2000.

(c)

Amendments to Restated Agreement and Declaration of Trust dated September 21, 2000 and March 27, 2001 are herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(d)

Amendment to Restated Agreement and Declaration of Trust dated August 28, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 6, 2002.

(e)

Amendment to Restated Agreement and Declaration of Trust dated November 7, 2002 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2003.

(f)

Amendment to Restated Agreement and Declaration of Trust dated April 14, 2004 is herein incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 30, 2004.

(g)

Amendment to Restated Agreement and Declaration of Trust dated January 3, 2006 is herein incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 1, 2006.

(h)

Amendment to Restated Agreement and Declaration of Trust dated September 30, 2004 is herein incorporated by reference to Exhibit (a)(8) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(i)

Amendment to Restated Agreement and Declaration of Trust dated February 22, 2006 is herein incorporated by reference to Exhibit (a)(9) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(j)

Amendment to Restated Agreement and Declaration of Trust dated August 15, 2006 is herein incorporated by reference to Exhibit (a)(10) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(k)

Amendment to Restated Agreement and Declaration of Trust dated March 22, 2007 is herein incorporated by reference to Exhibit (a)(11) of Post-Effective Amendment No. 70 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on February 2, 2009.

(l)

Amendments to Restated Agreement and Declaration of Trust is herein incorporated by reference to Exhibit (1)(l) of Post Effective No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597), filed with the SEC on November 30, 2011.

(m)

Amendment to Restated Agreement and Declaration of Trust is herein incorporated by reference to Exhibit (a)(13) of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(2) BY-LAWS OF THE REGISTRANT

(a)

By-Laws and Amendments to By-Laws dated July 17, 1984 and April 5, 1989 are herein incorporated by reference to Exhibit (b)(2) of Post-Effective Amendment No. 36 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 31, 1998.

(3) VOTING TRUST AGREEMENT

Not applicable.

(4) AGREEMENT AND PLAN OF REORGANIZATION

(a)

Agreement and Plan of Reorganization with respect to Touchstone Growth Opportunities Fund, Touchstone Large Cap Growth Fund and Touchstone Value Fund is herein incorporated by reference to Exhibit 4(a) to Registrant’s Registration Statement on Form N-14 (File No. 333-182177) filed with the SEC on June 15, 2012.

(b)

Agreement and Plan of Reorganization with respect to Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund is herein incorporated by reference to Exhibit 4(b) to Registrant’s Registration Statement on Form N-14 (File No. 333-182177) filed with the SEC on June 15, 2012.

(c)

Agreement and Plan of Reorganization with respect to Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund is herein incorporated by reference to Exhibit 4(c) to Registrant’s Registration Statement on Form N-14 (File No. 333-182177) filed with the SEC on June 15, 2012.

(5) INSTRUMENTS DEFINING RIGHTS OF SECURITY HOLDERS

(a)

Instruments Defining Rights of Security Holders are herein incorporated by reference to Exhibit (c) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(6) INVESTMENT ADVISORY CONTRACTS

(a)

Advisory Agreement with Touchstone Advisors, Inc. is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(b)	Amended and Restated Schedule 1 to the Advisory Agreement with Touchstone Advisors, Inc. is filed herewith.

(c)	Amendment to the Advisory Agreement with Touchstone Advisors, Inc. is filed herewith.

(d)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Mid Cap Growth Fund is herein incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2010.

(e)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Navellier & Associates, Inc. for the Large Cap Growth Fund is herein incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(f)

Amendment to Sub-Advisory Agreement with Navellier & Associates, Inc. is herein incorporated by reference to Exhibit (d)(vi)(b) of Post-Effective Amendment No. 57 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 2, 2005.

(g)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Westfield Capital Management Company, L.P. with respect to the Growth Opportunities Fund is herein incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(h)

Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(i)

Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(j)

Addendum to Sub-Advisory Agreement between Touchstone Advisors, Inc. and Fort Washington Investment Advisors, Inc. with respect to the Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(k)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Ibbotson Associates, Inc. with respect to the Touchstone Balanced Allocation Fund, Touchstone Conservative Allocation Fund, Touchstone Growth Allocation Fund and Touchstone Moderate Growth Allocation Fund is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 20, 2012.

(l)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Analytic Investors, LLC with respect to the Touchstone Dynamic Equity Fund is herein incorporated by reference to Exhibit 6(l) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(m)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Analytic Investors, LLC with respect to the Touchstone U.S. Long/Short Fund is herein incorporated by reference to Exhibit

6(m) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(n)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC with respect to the Touchstone Value Fund is herein incorporated by reference to Exhibit 6(n) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(o)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Copper Rock Capital Partners, LLC with respect to the Touchstone International Small Cap Fund is herein incorporated by reference to Exhibit 6(o) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(p)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Copper Rock Capital Partners, LLC with respect to the Touchstone Emerging Growth Fund is herein incorporated by reference to Exhibit 6(p) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(q)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Thompson, Siegel & Walmsley LLC with respect to the Touchstone Mid Cap Value Opportunities Fund is herein incorporated by reference to Exhibit 6(q) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(r)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Thompson, Siegel & Walmsley LLC with respect to the Touchstone Small Cap Value Opportunities Fund is herein incorporated by reference to Exhibit 6(r) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(s)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Fort Washington Investment Advisers, Inc. with respect to the Touchstone Focused Fund is herein incorporated by reference to Exhibit 6(s) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(t)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Acadian Asset Management LLC with respect to the Touchstone International Equity Fund is herein incorporated by reference to Exhibit 6(t) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(u)

Sub-Advisory Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and Ashfield Capital Partners, LLC with respect to the Touchstone Capital Growth Fund is herein incorporated by reference to Exhibit 6(u) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(v)	Sub-Advisory Agreement dated September 10, 2012 between Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. with respect to the Touchstone Micro Cap Value Fund is filed herewith.

(w)	Sub-Advisory Agreement dated September 10, 2012 between Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. with respect to the Touchstone Strategic Income Fund is filed herewith.

(x)	Sub-Advisory Agreement dated September 10, 2012 between Touchstone Advisors, Inc. and DePrince, Race & Zollo, Inc. with respect to the Touchstone Small Company Value Fund is filed herewith.

(y)	Sub-Advisory Agreement dated September 10, 2012 between Touchstone Advisors, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC with respect to the Touchstone International Value Fund is filed herewith.

(7) UNDERWRITING AND DISTRIBUTION CONTRACTS

(a)

Distribution Agreement with Touchstone Securities, Inc. is herein incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(b)

Form of Underwriter’s Dealer Agreement is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on September 10, 2004.

(8) BONUS OR PROFIT SHARING PLAN

(a)

Touchstone Trustee Deferred Compensation Plan is herein incorporated by reference to Exhibit (f) of Post-Effective Amendment No. 71 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 29, 2009.

(9) CUSTODIAN AGREEMENTS

(a)

Custodian Agreement with Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2008.

(10) RULE 12B-1 PLAN AND RULE 18F-3 PLAN

(a)

Registrant’s Plans of Distribution pursuant to Rule 12b-1 for Class A Shares and Class C Shares are herein incorporated by reference to Exhibit (m)(1) of Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2000.

(b)

Registrant’s Plan of Distribution pursuant to Rule 12b-1 for Class B Shares is herein incorporated by reference to Exhibit (m)(ii) of Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2001.

(c)

Registrant’s Plan of Distribution pursuant to Rule 12b-1 for Class A Shares with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone U.S. Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund, Touchstone Focused Fund, Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund is herein incorporated by reference to Exhibit (m)(3)  of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(d)

Registrant’s Plan of Distribution pursuant to Rule 12b-1 for Class C Shares with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone U.S. Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund, Touchstone Focused Fund, Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund,

Touchstone International Value Fund and Touchstone Strategic Income Fund is herein incorporated by reference to Exhibit (m)(4)  of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(e)

Amended and Restated Rule 18f-3 Plan is herein incorporated by reference to Exhibit (n)  of Post-Effective Amendment No. 85 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on June 8, 2012.

(11) AN OPINION AND CONSENT OF COUNSEL (AS TO LEGALITY OF THE SECURITIES BEING REGISTERED)

(a)

Opinion of Pepper Hamilton LLP, as to legality of securities being registered, is herein incorporated by reference to Exhibit 11(a) to Registrant’s Registration Statement on Form N-14 (File No. 333-182177) filed with the SEC on June 15, 2012.

(12) AN OPINION AND CONSENT OF COUNSEL (AS TO CERTAIN TAX CONSEQUENCES)

(a)(i)	Opinion of Pepper Hamilton LLP with respect to the Touchstone Growth Opportunities Fund, Touchstone Large Cap Growth Fund and Touchstone Value Fund, as to certain tax consequences, is filed herewith.

(a)(ii)

Opinion of Pepper Hamilton LLP with respect to the Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund, as to certain tax consequences, is filed herewith.

(a)(iii)

Opinion of Pepper Hamilton LLP with respect to the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund, as to certain tax consequences, is filed herewith.

(13) OTHER MATERIAL CONTRACTS OF THE REGISTRANT

(a)

Recordkeeping Agreement is herein incorporated by reference to Exhibit (h)(vii) of Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on March 5, 2004.

(b)

Amended Administration Agreement with Touchstone Advisors, Inc. dated January 1, 2007 is herein incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 67 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on August 1, 2007.

(c)

Sub-Administration and Accounting Services Agreement between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(d)

Amendment to the Sub-Administration and Accounting Services Agreement dated April 16, 2012 between Touchstone Advisors, Inc. and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit 13(d) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(e)

Transfer Agency and Shareholder Services Agreement with BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(f)

Amendment to the Transfer Agency Agreement and Shareholder Services Agreement dated April 16, 2012 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit 13(f) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(g)

State Filing Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc., dated December 5, 2011 is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(h)

Amended and Restated Schedule A to the State Filing Services Agreement dated April 16, 2012 between the Registrant and BNY Mellon Investment Servicing (US) Inc. is herein incorporated by reference to Exhibit 13(h) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(i)

Allocation Agreement for Allocation of Fidelity Bond Proceeds is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(j)(i)

Expense Limitation Agreement with Touchstone Advisors, Inc. dated April 16, 2012 with respect to the Touchstone Dynamic Equity Fund, Touchstone Emerging Growth Fund, Touchstone International Equity Fund, Touchstone Conservative Allocation Fund, Touchstone Balanced Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Growth Allocation Fund, Touchstone U.S. Long/Short Fund, Touchstone Value Fund, Touchstone International Small Cap Fund, Touchstone Capital Growth Fund, Touchstone Mid Cap Value Opportunities Fund, Touchstone Small Cap Value Opportunities Fund and Touchstone Focused Fund is herein incorporated by reference to Exhibit 13(l) of Post Effective No. 2 to Registrant’s Registration Statement on Form N-14 (File No. 333-177597) filed with the SEC on April 27, 2012.

(j)(ii)	Schedule A dated September 10, 2012 to the Expense Limitation Agreement dated April 16, 2012 is filed herewith.

(k)

Expense Limitation Agreement dated September 10, 2012 with respect to Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund is filed herewith.

(l)(i)

Expense Limitation Agreement dated July 20, 2012 with respect to Touchstone Large Cap Growth Fund, Touchstone Growth Opportunities Fund, Touchstone Mid Cap Growth Fund and Touchstone Diversified Small Cap Growth Fund is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on July 20, 2012.

(l)(ii)	Schedule A dated September 10, 2012 to the Expense Limitation Agreement dated July 20, 2012 is filed herewith.

(n)	Amended and Restated Schedule B dated September 6, 2012 to the Transfer Agency and Shareholder Services Agreement dated December 5, 2011 is filed herewith.

(o)	Amended and Restated Schedule A dated September 6, 2012 to the State Filing Services Agreement dated December 5, 2011 is filed herewith.

(p)	Amended and Restated Exhibit A dated September 6, 2012 to the Sub-Administration and Accounting Services Agreement dated November 5, 2011 is filed herewith.

(14) CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

(a)

Consent of Ernst & Young LLP is herein incorporated by reference to Exhibit (14)(a) of Post Effective No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177) filed with the SEC on July 25, 2012.

(b)

Consents of PricewaterhouseCoopers LLP are herein incorporated by reference to Exhibit (14)(b) of Post Effective No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-182177) filed with the SEC on July 25, 2012.

(15) OMITTED FINANCIAL STATEMENTS

Not Applicable.

(16) POWERS OF ATTORNEY

(a)

Powers of Attorney are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 83 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-80859 and 811-03651), filed with the SEC on April 10, 2012.

(17) ADDITIONAL EXHIBITS

(a)

Statement of Additional Information (“SAI”) for the Touchstone Growth Opportunities Fund and Touchstone Large Cap Growth Fund filed with the SEC on July 20, 2012 with Post-Effective Amendment No. 86 (File Nos. 002-80859 and 811-03651) and incorporated herein by reference.

(b) (i)

Definitive SAI for the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund filed with the SEC on April 13, 2012 pursuant to Rule 497 of the Securities Act of 1933, as amended, and incorporated herein by reference.

(b)(ii)

Supplement to the SAI dated June 25, 2012 for the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund filed with the SEC on June 25, 2012 pursuant to Rule 497 of the Securities Act of 1933, as amended, and incorporated herein by reference.

(c)	SAI for the Touchstone Value Fund filed with the SEC on July 20, 2012 with Post-Effective Amendment No. 86 (File Nos. 002-80859 and 811-03651) and incorporated herein by reference.

(d)

Audited financial statements with respect to the Touchstone Growth Opportunities Fund and Touchstone Large Cap Growth Fund filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSR on June 1, 2012 and incorporated herein by reference.

(e)

Audited financial statements included in the Annual Report to Shareholders of Old Mutual Funds II with respect to the Old Mutual Barrow Hanley Value Fund (Predecessor Fund to the Touchstone Value Fund) filed with the SEC on June 5, 2012 and incorporated herein by reference (SEC Accession No. 0001137439-12-000148).

(f)

Audited financial statements included in the Annual Report to Shareholders of Old Mutual Funds I with respect to the Old Mutual Asset Allocation Growth Portfolio (Predecessor Fund to the Touchstone Growth Allocation Fund), Old Mutual Asset Allocation Moderate Growth Portfolio (Predecessor Fund to the Touchstone Moderate Growth Allocation Fund), Old Mutual Asset Allocation Balanced Portfolio (Predecessor Fund to the Touchstone Balanced Allocation Fund) and Old Mutual Asset Allocation Conservative Portfolio (Predecessor Fund to the Touchstone Conservative Allocation Fund) filed with the

SEC on September 27, 2011 and incorporated herein by reference (SEC Accession No. 0001292278-11-000020).

(g)

Unaudited financial statements included in the Semi-Annual Report to Shareholders of Old Mutual Funds I with respect to the Old Mutual Asset Allocation Growth Portfolio (Predecessor Fund to the Touchstone Growth Allocation Fund), Old Mutual Asset Allocation Moderate Growth Portfolio (Predecessor Fund to the Touchstone Moderate Growth Allocation Fund), Old Mutual Asset Allocation Balanced Portfolio (Predecessor Fund to the Touchstone Balanced Allocation Fund) and Old Mutual Asset Allocation Conservative Portfolio (Predecessor Fund to the Touchstone Conservative Allocation Fund) filed with the SEC on April 5, 2012 and incorporated herein by reference (SEC Accession No. 0001292278-12-000016).

(h)	Form of Proxy Card is herein incorporated by reference to Exhibit 17(h) to Registrant’s Registration Statement on Form N-14 (File No. 333-182177) filed with the SEC on June 15, 2012.

ITEM 17. UNDERTAKINGS

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, and State of Ohio on the 12th day of October 2012.

Touchstone Strategic Trust
By:	/s/ Jill T. McGruder
Jill T. McGruder
President

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

*	Trustee	October 12, 2012
Phillip R. Cox
*	Trustee	October 12, 2012
Donald C. Siekmann
*	Trustee	October 12, 2012
H. Jerome Lerner
*	Trustee	October 12, 2012
John P. Zanotti
*	Trustee	October 12, 2012
Susan J. Hickenlooper

/s/ Jill T. McGruder	Trustee and President	October 12, 2012
Jill T. McGruder
/s/ Terrie A. Wiedenheft	Controller, Treasurer and Principal Financial Officer	October 12, 2012
Terrie A. Wiedenheft

*By:	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
(Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION
(6)(b)	Amended and Restated Schedule 1 to the Advisory Agreement with Touchstone Advisors, Inc.

(6)(c)	Amendment to the Advisory Agreement with Touchstone Advisors, Inc.

(6)(v)	Sub-Advisory Agreement dated September 10, 2012 between Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. with respect to the Touchstone Micro Cap Value Fund.

(6)(w)	Sub-Advisory Agreement dated September 10, 2012 between Touchstone Advisors, Inc. and Fifth Third Asset Management, Inc. with respect to the Touchstone Strategic Income Fund.

(6)(x)	Sub-Advisory Agreement dated September 10, 2012 between Touchstone Advisors, Inc. and DePrince, Race & Zollo, Inc. with respect to the Touchstone Small Company Value Fund.

(6)(y)	Sub-Advisory Agreement dated September 10, 2012 between Touchstone Advisors, Inc. and Barrow, Hanley, Mewhinney & Strauss, LLC with respect to the Touchstone International Value Fund.

(12)(a)(i)	Opinion of Pepper Hamilton LLP with respect to the Touchstone Growth Opportunities Fund, Touchstone Large Cap Growth Fund and Touchstone Value Fund, as to certain tax consequences.

(12)(a)(ii)

Opinion of Pepper Hamilton LLP with respect to the Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund, and Touchstone Strategic Income Fund, as to certain tax consequences.

(12)(a)(iii)

Opinion of Pepper Hamilton LLP with respect to the Touchstone Growth Allocation Fund, Touchstone Moderate Growth Allocation Fund, Touchstone Balanced Allocation Fund and Touchstone Conservative Allocation Fund, as to certain tax consequences.

(13)(j)(ii)	Schedule A dated September 10, 2012 to the Expense Limitation Agreement dated April 16, 2012.

(13)(k)

Expense Limitation Agreement dated September 10, 2012 with respect to Touchstone Micro Cap Value Fund, Touchstone Small Company Value Fund, Touchstone International Value Fund and Touchstone Strategic Income Fund.

(13)(l)(ii)	Schedule A dated September 10, 2012 to the Expense Limitation Agreement dated July 20, 2012.

(13)(n)	Amended and Restated Schedule B dated September 6, 2012 to the Transfer Agency and Shareholder Services Agreement dated December 5, 2011.

(13)(o)	Amended and Restated Schedule A dated September 6, 2012 to the State Filing Services Agreement dated December 5, 2011.

(13)(p)	Amended and Restated Exhibit A dated September 6, 2012 to the Sub-Administration and Accounting Services Agreement dated November 5, 2011.